April 29, 2024
Updating Summary Prospectus For Investors In Group Variable Universal Life Insurance Policies
Issued by Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of the Group Variable Universal Life Policies (“Group Policies”) and the certificates issued under the Group Policies (“ Certificates”) of Metropolitan Life Insurance Company (“Metropolitan Life,” “MetLife,” “we,” “our,” “us” or “the Company”).
The Prospectus contains more information about the Group Policies and the Certificates, including features, benefits, and risks. You can find the current Prospectus and other information about the Group Policies and the Certificates online at https://dfinview.com/metlife/tahd/MET000225. You can also obtain this information at no cost by calling 1-800-756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Interests in the Separate Account, the Portfolios and the Fixed Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. Neither the Securities and Exchange Commission (“SEC”) nor any state securities authority has approved or disapproved these securities, nor have they determined if this Summary Prospectus or the Prospectus to which it relates is accurate or complete. Any representation to the contrary is a criminal offense.

UPDATED INFORMATION ABOUT YOUR CERTIFICATE
The information in this Updating Summary Prospectus is a summary of certain Certificate features that have changed since you last received the Prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Certificate.
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For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
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For updated Portfolio expense information please refer to “Important Information You Should Consider About the Certificate” and Appendix A.
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For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CERTIFICATE
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			—
Transaction Charges
You may be subject to transaction charges that may apply if you surrender your Certificate or make a partial withdrawal. You may also be charged for other transactions, such as when you make a premium payment or transfer cash value between investment
options, or exercise your Accelerated Benefits Option Rider.
“Charges and Deductions – Charges Deducted from Premiums; Other Charges”
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the
Certificate is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction
covering the cost of insurance under the Certificate and optional benefits added by rider, and such fees and expenses are set based on characteristics of the insured (e.g., the age and rate class of the covered person, as well as the Group characteristics). There is also a monthly administration fee. Please refer to the specifications page of your Certificate for applicable rates.
You will also bear expenses associated with the Portfolios available under your Certificate, as shown in the following table:
“Charges and Deductions – Charges Included in the Monthly Deduction” “Charges and Deductions – Charges against the Separate Account”
	ANNUAL FEE	MIN	MAX
	Investment options ( Portfolio fees and charges)	0.28%	0.86%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Certificate, including loss of principal.			“Principal Risks”
Not a Short-Term Investment
The Certificates are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make
premium payments and you may also pay a transaction charge when surrendering the Certificate. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
“Principal Risks”

	RISKS	LOCATION IN PROSPECTUS
Risks Associated with Investment Options
An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the
performance of the Portfolios available under the Certificate. Each investment option (including any Fixed Account investment option)
has its own unique risks. You should review the investment options before making an investment decision.
“Principal Risks”
Insurance Company Risks
Investments in the Certificate are subject to the risks related to
Metropolitan Life, including any obligations (including under any
Fixed Account investment option), guarantees, and benefits of the
Certificate, including any death benefit, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or by visiting https://www.metlife.com/about-
us/corporate-profile/ratings.
“Principal Risks”
Contract Lapse
Your Certificate may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Certificate is insufficient to cover the monthly deduction. Lapse of a Certificate on which there is an outstanding loan may have adverse tax consequences. If the Certificate lapses, no death benefit will be paid. A Certificate may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
“Principal Risks”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
At the present time, no charge is assessed against the cash value of a
Certificate when amounts are transferred among the Divisions of the
Separate Account and between the Divisions and the Fixed Account, but we reserve the right to impose a charge of $25 to cover
administrative costs incurred in processing any transfer. Certificate
Owners may transfer cash value between and among the Divisions and the Fixed Account. In some cases, the maximum amount that you may transfer or withdraw from the Fixed Account in any
Certificate year is the greater of: (i) $200 and (ii) 25% of the largest amount in the Fixed Account over the last four Certificate years (or since the Date of Certificate if the Certificate has been in effect for less than four years). Restrictions may apply to frequent transfers.

Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the
Certificate.
“Cash Value, Transfers and Withdrawals – Cash Value Transfers”
Optional Benefits
Rider availability is subject to your Employer making the rider available. Depending upon your Employer’s requirements, certain
Certificate riders may only be able to be added to in force
Certificates during the Employer’s annual enrollment. With respect to the dependent life benefit riders (spouse coverage or child coverage), depending upon your Employer's elected rider benefit, you may also need to be on active status. You should check with your
Employer regarding the availability of riders and whether you need to be on active status to elect the dependent life benefit riders
(spouse coverage or child coverage).
“Optional Benefits”

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
Consult with a tax professional to determine the tax implications of an investment in and payments received under this Certificate.

Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.

Lapse of a Certificate on which there is an outstanding loan may have adverse tax consequences.
“Federal Tax Matters”
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your investment professional may receive compensation relating to your ownership of a Certificate, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend the Certificate over another investment.
“Sales of Certificates”
Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of your current Certificate. You should only exchange your Certificate if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing
Certificate.
“Sales of Certificates”

GLOSSARY
Administrative Office — The service office of the Company. The mailing address is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St Louis, MO 63141. Unless another location is specified, all applications, notices and requests should be directed to the Administrative Office at the address above or, if permitted, by facsimile (also referred to as “fax”), email or through the Internet. may also contact us for information at (800) 756-0124.
Age — For the purpose of computing the covered person’s age under the Certificate, we start with the covered person’s age on a day selected by your Employer. Age can be measured from December 31st in a given year, or from any other date agreed to by your Employer and us.
Beneficiary — The person(s) named in a Certificate or by later designation to receive Certificate proceeds in the event of the Insured’s death. A Beneficiary may be changed as set forth in the Certificate and this Prospectus. Unless otherwise stated in the Certificate, the Beneficiary has no rights in a Certificate before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Owner.
Cash Value — The total amount that a Certificate provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account, the Fixed Account, and in the Loan Account.
Cash Surrender Value — The Cash Value of a Certificate on the date of surrender, less any outstanding loans, including accrued and unpaid loan interest, accrued and unpaid monthly deductions and any surrender transaction fee.
Covered Person — Both the Covered Person and the Insured are the person whose life is insured under a Certificate. For Certificates that have elected the Dependent Life Benefit — Spouse's Term Insurance Benefit, however, the Covered Person is the Employee's spouse and the Employee is the Insured. For Certificates without the Dependent Life Benefit — Spouse's Term Insurance Benefit, the Employee is both the Covered Person and the Insured. (See “Insured” below.)
Date of Certificate — a date set forth in the Certificate and is the effective date for life insurance protection under the Certificate. We use the Date of Certificate to calculate the Certificate years (and Certificate months and monthly anniversaries).
Date of Receipt — The date on which a request is effective and is generally the end of the Valuation Period during which we receive the request at our Administrative Office.
Division — A subaccount of the Separate Account . Each Division invests exclusively in an available underlying Portfolio .
Effective Date of the Certificate — The date on which insurance coverage shall take effect for an Insured.
Employee — A person who is employed by an Employer and members of associations.
Employer — The Employer or association that is issued a Group Policy or participates in the Group Policy issued to the trust.
Final Date — The Certificate anniversary on which the covered person reaches age 95. Subject to certain conditions, we will allow you to extend that date where permitted by state law.

Fixed Account — The Certificate option where your money earns annual interest at a rate that will not be lower than the guaranteed minimum rate in effect on the issue date of your Group Policy, which in no event will be lower than 3%. We may credit higher rates of interest, but are not obligated to do so. The Fixed Account is part of the Company’s general account. Aspects of the Fixed Account are briefly summarized in order to give a better understanding of how the Policy functions.
Fund — An underlying mutual fund in which the Separate Account assets are invested.
General Account — The assets of Metropolitan Life other than those allocated to the Separate Account or any other separate account .
Group Policy — A group variable universal life insurance policy issued by the Company to an Employer or to a trust through which an Employer participates. or to the MetLife Group Insurance Trust or similar trust.
Insured —  The person whose life is insured under a Certificate. In some cases, an Insured may also be the Covered Person (see “Covered Person” above).
Investment Start Date — Your Investment Start Date is the Date of Receipt of your first premium payment with respect to the Certificate, or, if later, the Date of Receipt of your enrollment form.
Loan Account  — The account of the Company to which amounts securing Certificate Loans are allocated. It is a part of the Company’s general account assets.
Monthly Anniversary — The same date in each succeeding month as the Date of the Certificate except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.
Net Premium — The premium less any premium charges.
Owner (or you) — The Owner of a Certificate, as designated in the application or as subsequently changed.
Portfolio — A portfolio represents a class (or series) of stock of a Fund in which a Division’s assets are invested.
SEC (or the Commission)  — The Securities and Exchange Commission.
Separate Account — Metropolitan Life Insurance Company Separate Account UL, a separate investment account established by the Company to receive and invest the netpremiums paid under the Certificate.
Specified Face Amount  —  The specified face amount is the basic amount of life insurance specified in the Certificate while the Certificate remains in force.
Spouse — An Employee's legal spouse.
Valuation Date — Each day that the New York Stock Exchange is open for regular trading.
Valuation Period — The period between two successive Valuation Dates , commencing at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on a Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CERTIFICATE
The following is a list of the Portfolios currently available under the Certificate. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000225. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEAR	10 YEAR
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.75%	18.59%	7.15%	4.72%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	5.84%	1.53%	2.20%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.53%	18.10%	10.09%	8.07%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	25.74%	15.38%	11.71%
Allocation	Freedom 2010 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.40%	9.48%	5.53%	4.56%
Allocation	Freedom 2020 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.47%	12.40%	7.47%	5.73%
Allocation	Freedom 2030 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.52%	14.70%	9.28%	6.85%
Allocation	Freedom 2040 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.61%	18.87%	11.92%	8.14%
Allocation	Freedom 2050 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.62%	19.45%	12.02%	8.19%
US Equity	Frontier Mid Cap Growth Portfolio*§ - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.71%	18.00%	11.26%	9.28%
A-1

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	34.99%	12.48%	8.68%
US Fixed Income	MetLife Aggregate Bond Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.28%	5.20%	0.87%	1.57%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.39%	17.93%	7.99%	4.05%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.32%	16.80%	9.90%	7.16%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	25.94%	15.39%	11.75%
US Equity	MFS® Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	8.15%	11.55%	8.78%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.67%	41.23%	11.07%	8.77%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	21.57%	11.84%	9.44%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.56%	9.44%	2.80%	3.01%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
§
Frontier Mid Cap Growth - Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
A-2

To learn more about the Certificate, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Certificates and the Separate Account. You can find these documents on line at dfinview.com/metlife/tahd/MET000225. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Certificate , please call (800) 756-0124, send an email request to GVUL-eservice@metlifecommercial.com or write to us at our Administrative Office. The mailing address for our Administrative Office is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St Louis, MO 63141.
EDGAR ID: C000011874